Schedule Of Lease liability (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Lease Liability
Current	$ 471	$ 389
Non-current	1,871	2,338
Carrying amount - lease liability	$ 2,342	$ 2,727